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Roundhill Ether Covered Call Strategy ETF
Roundhill Ether Covered Call Strategy ETF
Investment Objective

The Fund’s primary investment objective is to provide current income. The Fund’s secondary investment objective is to provide exposure to the price return of one or more exchange-traded funds that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Roundhill Ether Covered Call Strategy ETF Roundhill Ether Covered Call Strategy ETF Shares
Management Fees	0.95%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.95%
[1]	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.
[2]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Roundhill Ether Covered Call Strategy ETF | Roundhill Ether Covered Call Strategy ETF Shares | USD ($)	97	303

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a monthly basis, while also providing exposure to the price return of one or more exchange-traded funds (“ETFs”) that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange (each, an “Ether ETF”). Currently, the Fund seeks to provide such exposure through options contracts that reference one or more Ether ETFs that invest principally in ether futures contracts (each, an “Ether Futures ETF”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call and put option contracts that utilize an Ether Futures ETF as the reference asset. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts that utilize an Ether ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s sale of call options on an Ether Futures ETF to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Ether Futures ETF. The Fund does not invest directly in ether. The Fund does not invest in, or seek direct exposure to, the current “spot” or cash price of ether. Investors seeking direct exposure to the price of ether should consider an investment other than the Fund.

In implementing its investment strategy, the Fund will invest in traditional exchange-traded options contracts and/or FLexible EXchange® options (“FLEX Options”) that utilize an Ether Futures ETF as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options. The FLEX Options held by the Fund may be either physical or cash-settled.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, an Ether Futures ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). The Fund intends to primarily utilize European style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, although the Fund may hold some shares of an Ether Futures ETF, it will primarily derive its exposure to an Ether Futures ETF through the use of options contracts that use an Ether Futures ETF as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to an Ether Futures ETF. The Fund’s synthetic exposure to an Ether Futures ETF is achieved through the combination of purchasing call options and selling put options generally at the same strike price which synthetically creates the upside and downside participation in the price returns of an Ether Futures ETF. The Fund will primarily gain exposure to increases in value experienced by an Ether Futures ETF through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by an Ether Futures ETF through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to price returns of an Ether Futures ETF both on the upside and downside.

As the primary means by which the Fund intends to generate income, the Fund will sell call options that reference an Ether Futures ETF at a strike price that is out-of-the-money. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of an Ether Futures ETF’s share price beyond a certain point. If the share price of an Ether Futures ETF increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if an Ether Future ETF’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to an Ether Futures ETF and the sold Ether Futures ETF call positions) will limit the Fund’s participation in gains of an Ether Future ETF’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of an Ether Futures ETF into current income. It is expected that the call options the Fund will sell to generate options premiums will generally have expirations of approximately one month or less and will be held to or close to expiration. The Fund intends to make monthly distribution payments to shareholders.

In addition to the options contracts, the Fund will also invest in short-term U.S. Treasury securities and money market funds. The Fund may also directly hold shares of an Ether Futures ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the Ether Futures ETFs

The Fund currently expects that the two Ether Futures ETFs to which it will have exposure are the ProShares Ether Strategy ETF (NYSE Arca: EETH) and VanEck Ethereum Strategy ETF (Cboe BZX: EFUT). The Ether Futures ETFs are subject to the informational requirements of the federal securities laws and, in accordance therewith, file reports and information with the SEC. The SEC maintains an internet stie that contains the reports and other information regarding the Ether Futures ETFs at www.sec.gov.

The Ether Futures ETFs are registered under the Investment Company Act of 1940 (the “1940 Act”) and do not invest directly in ether. The Ether Futures ETFs seek to provide investment results that correspond to the performance of ether through investments in ether futures contracts. The ether futures contracts held by the Ether Futures ETFs are standardized, cash-settled ether futures contracts traded on commodity exchanges registered with the CFTC. While the Ether Futures ETFs seek to invest in cash-settled, front-month ether futures, they may also invest in back-month, cash-settled ether futures contracts. Front-month ether futures contracts are those contracts with the shortest time to maturity. Back-month ether futures contracts are those with longer times to maturity. In order to maintain its exposure to ether futures contracts, an Ether Futures ETF must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, an Ether Futures ETF will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, an Ether Futures ETF will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.

An Ether Futures ETF may also invest in money market instruments and U.S. government to provide liquidity, serve as margin or collateralize an Ether Futures ETF’s investments in ether futures contracts. Due to the high margin requirements that are unique to ether futures contracts and certain tests that must be met in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), an Ether Futures ETF may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to ether futures contracts.

The ProShares Ether Strategy ETF expects to gain exposure to ether by investing in ether futures contracts through a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. Because this Ether Futures ETF intends to qualify for treatment as a RIC under Subchapter M of the Code, this Ether Futures ETF intends to invest no more than 25% of its total assets in the subsidiary at each quarter end of the fund’s tax year.

Additional Information on Ether

Ether is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Ethereum network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Ethereum network, the infrastructure of which is collectively maintained by a decentralized user base. The Ethereum network allows people to exchange tokens of value, called “ether” or “ETH,” which are recorded on a public transaction ledger known as a blockchain. Ether can be used to pay for goods and services, including computational power on the Ethereum network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Ethereum network also allows users to write and implement smart contracts—that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than ether on the Ethereum network. Smart contract operations are executed on the Ethereum blockchain in exchange for payment of ether. The Ethereum network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Ethereum network is decentralized in that it does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of ether. Rather, following the initial distribution of ether, ether is created, burned and allocated by the Ethereum network protocol through a process that is currently subject to an issuance and burn rate. Among other things, ether is used to pay for transaction fees and computational services (i.e., smart contracts) on the Ethereum network; users of the Ethereum network pay for the computational power of the machines executing the requested operations with ether. Requiring payment in ether on the Ethereum network incentivizes developers to write quality applications and increases the efficiency of the Ethereum network because wasteful code costs more. It also ensures that the Ethereum network remains economically viable by compensating people for their contributed computational resources. Unlike other digital assets, such as bitcoin, which are solely created through a progressive mining process, 72.0 million ether or “ETH” were created in connection with the launch of the Ethereum network. The ether futures contracts held by the Ether Futures ETF are cash settled based upon the CME CF Ether-Dollar Reference Rate. The CME CF Ether-Dollar Reference Rate aggregates ether U.S. dollar transactions on certain major digital asset trading venues and is calculated using volume-weighted trading price data from those digital asset trading venues.

In 2014, the Ethereum Foundation - a Swiss non-profit organization - conducted an initial coin offering (ICO) for ether, raising $18.3 million. The Ethereum Foundation is dedicated to the development of the Ethereum blockchain, and supports its growth by funding developers, projects, and teams that it believes will help the Ethereum blockchain and its surrounding ecosystem thrive.

Principal Risks
Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/yeth and will provide some indication of the risks of investing in the Fund.

Roundhill Ether Covered Call Strategy ETF | Risk Lose Money [Member]
Fund Shares will change in value, and you could lose money by investing in the Fund.
Roundhill Ether Covered Call Strategy ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Roundhill Ether Covered Call Strategy ETF | MARKET RISK

MARKET RISK. Market risk is the risk that a particular security, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Fund Shares may widen.

Roundhill Ether Covered Call Strategy ETF | COVERED CALL STRATEGY RISK

COVERED CALL STRATEGY RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options, but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines, over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

The covered call strategy utilized by the Fund is “synthetic” because the Fund’s exposure to the price return of an Ether Futures ETF is derived through options exposure, rather than direct holdings of the shares of an Ether Futures ETF. Because such exposure is synthetic, it is possible that the Fund’s participation in the price return of an Ether Futures ETF may not be as precise as if the Fund were directly holding shares of the Ether Futures ETF.

Roundhill Ether Covered Call Strategy ETF | OPTIONS RISK

OPTIONS RISK. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Roundhill Ether Covered Call Strategy ETF | LIQUIDITY RISK

LIQUIDITY RISK. The market for options on an Ether Futures ETF is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options on an Ether Futures ETF.

Additionally, the ether futures contracts held by an Ether Futures ETF are subject to liquidity risk. The market for ether futures contracts may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the market has grown substantially since ether futures contracts commenced trading, there can be no assurance that this growth will continue. The large size of the positions which an Ether Futures ETF may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of ether futures contracts, which could decrease the correlation between the performance of ether futures contracts and the “spot” price of ether.

Roundhill Ether Covered Call Strategy ETF | ETHER FUTURES ETF RISKS

ETHER FUTURES ETF RISKS. The Ether Futures ETFs do not invest directly in ether. Accordingly, the performance of an Ether Futures ETF should not be expected to match the performance of ether. The Fund will have significant exposure to an Ether Futures ETF through its options positions that utilize an Ether Futures ETF as the reference asset. Accordingly, the Fund will be subject to the risks of the Ether Futures ETFs, set forth below. In addition to these risks, an Ether Futures ETF is also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Liquidity Risk, Active Management Risk, Active Market Risk, Asset Class Risk, Concentration Risk, Counterparty Risk, Credit Risk, Cybersecurity Risk, Debt Securities Risk, Derivatives Risk, Legislation and Litigation Risk, Leverage Risk, Money Market Instruments Risk, Operational Risk and Structural ETF Risk.

ETHER RISK. Ether is a relatively new innovation and the market for ether is subject to rapid price swings, changes and uncertainty. The further development of the Ethereum network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum network or the acceptance of ether may adversely affect the price of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact the digital asset trading venues on which ether trades. The Ethereum blockchain, including the smart contracts running on the Ethereum blockchain, may contain flaws that can be exploited by hackers. A significant portion of ether is held by a small number of holders sometimes referred to as “whales.” Transactions of these holders may manipulate the price of ether.

Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and the digital asset trading venues on which it trades are largely unregulated or may be operating out of compliance with applicable regulation. As a result, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Ethereum network or restrict the use of ether. An Ether Futures ETF may also be negatively impacted by regulatory enforcement actions against the digital asset trading venues upon which ether trades. Such actions could significantly reduce the number of venues upon which ether trades and could negatively impact the ether futures contracts held by an Ether Futures ETF that reference the price of ether. In addition, digital asset trading venues, ether validators and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Ethereum network. The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures contracts, and shares of an Ether Futures ETF. Such occurrences could also impair an Ether Futures ETF’s ability to meet its investment objective pursuant to its investment strategy.

There is regulatory uncertainty regarding the status of ether under the federal and state securities laws. While the CFTC has classified ether as a commodity and approved the listing of ether futures contracts on a commodity exchange regulated by the CFTC, it is possible that in the future a court could determine that ether is a security. The impact of such a determination on the ether futures contracts held by an Ether Futures ETF is difficult to predict. However, it may significantly negatively impact the value of an Ether Futures ETF and/or hamper the ability of an Ether Futures ETF’s investment adviser to meet the fund’s investment objective pursuant to its current investment strategy, especially if the ether futures contracts were delisted or the volume with which such contracts were traded was significantly reduced.

The Ethereum network is maintained and secured by a group of validators who post (or “stake”) ether to the network, and then work to validate transactions and finalize settlement on the blockchain. The staked ether works like collateral to ensure that the validators act honestly and provide a high quality of service; if they fail, the network can seize (or “slash”) the staked ether. The decentralized nature of the Ethereum blockchain makes it vulnerable to certain types of attacks if there is a significant concentration in the ownership or control of the total amount of staked ether. For example, if a malicious actor (or group of actors) controlled 33% of the total staked ether, even temporarily, they would have the ability to prevent the Ethereum blockchain from finalizing transactions. Although the blockchain has certain protections in place that may allow it to restore the ability to finalize transactions over time, any failure to finalize transactions – whether temporary or ongoing – could significantly impact the value of ether, and thereby of the ether futures contracts owned by the Ether Futures ETF. Additionally, if a malicious actor (or group of actors) were to gain control of more than 50% of all staked ether, even temporarily, that actor (or group of actors) would be able to censor transactions, double-spend ether in certain situations, and re-order recently added blocks to extract value from arbitrage. Although it may be challenging for a malicious actor (or group of actors) to gain control of 50% of all staked ether, such an attack would significantly impact the value of ether, and thereby of the ether futures contracts owned by an Ether Futures ETF. Finally, if a malicious actor (or group of actors) were to gain control of more than 66% of all staked ether, even temporarily, they would have additional and significant powers, including the ability to do long-range reorganizations of the blockchain’s history, double-spend ether in many situations, and censor transactions, as the Ethereum blockchain’s protocol grants a supermajority (i.e. 66% or more) of staked ether the ability to reverse finality on the blockchain without having their staked ether slashed. Although it may be challenging for a malicious actor (or group of actors) to gain control of 66% of all staked ether, such an attack would significantly impact the value of ether, and thereby of the ether futures contracts owned by an Ether Futures ETF.

A blockchain is a public database that is updated, shared and maintained across many computers in a network. The software that powers a blockchain is known as its protocol. Like all software, these protocols may update or change from time-to-time. In the case of the Ethereum protocol, updates are made based on proposals submitted by developers, but only if a majority of the users and validators adopt the new proposals and update their individual copies of the protocol. Certain upgrade proposals to a blockchain may not be accepted by all the participants in an ecosystem. If one significant group adopts a proposed upgrade and another does not -– or if groups adopt different upgrades – this can result in a “fork” of the blockchain, wherein two distinct sets of users and validators or users run two different versions of a protocol. If the versions are sufficiently different such that the two versions of the protocol cannot simultaneously maintain and update a shared record of the blockchain database, it is called a “hard fork.” A hard fork can result in the creation of two competing blockchains, each with its own native crypto assets. For instance, in June 2016, the Ethereum community faced a divisive choice: whether to reverse a large hack (theft) of ether from a third-party project called “The DAO,” a decentralized autonomous organization that was designed to act as a decentralized, investor-directed venture capital firm operating in the Ethereum ecosystem. While the hack didn’t directly impact the Ethereum protocol itself, it harmed trust in the ecosystem. The majority of the ecosystem chose to reverse the hacked transactions and return the stolen ether to its original holders, while a minority believed that reversing the transactions was the incorrect course. This led to a hard fork in the Ethereum blockchain, with the smaller of the two communities taking the name Ethereum Classic and running a separate blockchain with its own native crypto asset. Additional forks of the Ethereum blockchains are possible. A large-scale fork could introduce risk, uncertainty, or confusion into the Ethereum blockchains, or could fraction the value of the main blockchain and its native crypto asset, which could significantly impact the value of ether, and thereby of the ether futures contracts held by an Ether Futures ETF.

While the Ethereum blockchain has, to date, been one of the most successful blockchains as measured by market capitalization, daily active users, or hosted applications, there is no guarantee that it will maintain this leadership position in the future. Over the years, developers have created multiple competing public blockchains that, similar to the Ethereum blockchain, are designed to support the development, deployment and operation of smart contracts. Many of these competing blockchains have certain technical advantages as compared to the Ethereum blockchain, including faster processing and settlement times, higher throughput and lower fees. The Ethereum blockchain has, during multiple moments in its history, become “congested,” meaning that the blockchain could not rapidly process all of the transactions that had been proposed by users. This has led to slow processing times, delayed settlement, and significant spikes in the fees paid to have transactions processed. It is possible that existing and/or new blockchains may be able to take users, investment and future growth away from the Ethereum blockchain by offering greater throughput or other advantageous features. If these blockchains are successful, it could harm the price of ether, and thereby, of the ether futures contracts held by an Ether Futures ETF. In addition, one way that the Ethereum ecosystem has attempted to address the issue of throughput (also called “scalability”) is by the development of “Layer 2” scaling solutions. Layer 2 scaling solutions are separate blockchains built on top of “Layer 1” blockchains like Ethereum for the purpose of augmenting the throughput of the Layer 1 blockchain, and often, providing lower fees for transaction processing and/or faster settlement times. Layer 2 solutions are commonly considered the primary way that the Ethereum network is expected to scale in the future. Layer 2 blockchains introduce certain risks into the Ethereum ecosystem that should be considered. For instance, Layer 2 blockchains are a relatively new and still developing technology. Technological issues – including hacks, bugs, or failures – could introduce risk or harm confidence in the Ethereum ecosystem, which could negatively impact the price of ether. In addition, users may choose to settle an increasing share of transactions on Layer 2 blockchains, which could negatively impact the transaction activity on, and the amount of fee revenue generated by, the Ethereum blockchain itself, which could negatively impact the price of ether. Any developments with Layer 2 blockchains that negatively impact the price of ether will negatively impact the value of ether futures contracts held by an Ether Futures ETF.

ETHER FUTURES RISK. The market for ether futures contracts may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the market for ether futures contracts has grown substantially since ether futures contracts commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts. Additionally, due to the high margin requirements that are unique to ether futures contracts, an Ether Futures ETF may experience difficulty maintaining the desired level of exposure to ether futures contracts. If an Ether Futures ETF is unable to achieve such exposure it may not be able to meet its investment objective and the fund’s returns may be different or lower than expected. Additionally, collateral requirements may require an Ether Futures ETF to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like ether futures contracts may be considered aggressive and may expose an Ether Futures ETF to significant risks. These risks include counterparty risk and liquidity risk.

ETHER FUTURES CAPACITY RISK. If an Ether Future ETF’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures contracts market, a disruption to the ether futures contracts market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by an Ether Future ETF’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, an Ether Futures ETF may not be able to achieve its investment objective and may experience significant losses.

Any disruption in an Ether Futures ETF’s ability to obtain exposure to ether futures contracts will cause the Ether Futures ETF’s performance to deviate from the performance of ether futures contracts, and consequently, ether. Additionally, the ability of an Ether Futures ETF to obtain exposure to ether futures contracts may be limited by certain tax rules that limit the amount an Ether Futures ETF can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences.

COST OF FUTURES INVESTMENT RISK. When an ether futures contract is nearing expiration, an Ether Futures ETF will “roll” the futures contract, which means it will generally sell the ether futures contract and use the proceeds to buy an ether futures contract with a later expiration date. When rolling futures contracts that are in contango, an Ether Futures ETF would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling futures contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Ether futures contracts have historically experienced extended periods of contango. Contango in the ether futures contracts market may have a significant adverse impact on the performance of an Ether Futures ETF and may cause ether futures contracts, and an Ether Futures ETF, to underperform the current price of ether. Both contango and backwardation would reduce an Ether Futures ETF’s correlation to the current price of ether and may limit or prevent an Ether Futures ETF from achieving its investment objective.

CLEARING BROKER RISK. An Ether Future ETF’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that the assets of an Ether Futures ETF deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, an Ether Futures ETF could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, an Ether Futures ETF is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain an Ether Futures ETF’s assets. If an Ether Futures ETF’s FCMs are unable or unwilling to clear an Ether Futures ETF’s transactions, or if the FCM refuses to maintain an Ether Futures ETF’s assets, an Ether Futures ETF will be unable have its orders for ether futures contracts fulfilled or assets custodied. In such a circumstance, the performance of an Ether Futures ETF will likely deviate from the performance of ether and may result in the proportion of ether futures contracts in an Ether Futures ETF’s portfolio relative to the total assets of an Ether Futures ETF to decrease.

COMMODITY REGULATORY RISK. An Ether Futures ETF’s use of commodities futures subject to regulation by the CFTC has caused an Ether Futures ETF to be classified as a “commodity pool” and this designation requires that an Ether Futures ETF comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. An Ether Futures ETF’s investment decisions may need to be modified, and commodity contract positions held by an Ether Futures ETF may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting an Ether Futures ETF to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of an Ether Futures ETF is impossible to predict, but could be substantial and adverse to an Ether Futures ETF.

DIGITAL ASSET INDUSTRY RISK. The digital asset industry is a new, speculative, and still-developing industry that faces many risks. In this emerging environment, events that are not directly related to the security or utility of the Ethereum blockchain can nonetheless precipitate a significant decline in the price of ether. For instance, in May 2022, the collapse of the algorithmic stablecoin TerraUSD and its paired crypto asset LUNA destroyed an estimated $60 billion in value in the crypto ecosystem. Although TerraUSD and LUNA operated on their own blockchain (the “Terra” blockchain), the events nonetheless contributed to a sharp decline in the price of ether, which fell 30% from May 1, 2022 to May 31, 2022. As another example, in November 2022, FTX Trading Ltd. – an offshore digital asset trading venue specializing in crypto derivatives – collapsed and filed for bankruptcy. While a small fraction of total global trading volume in ether and related derivatives took place on FTX-related venues, the company’s collapse nonetheless contributed to a significant decline in the price of ether, which fell 18% in November 2022. Additional instability, failures, bankruptcies or other negative events in the digital asset industry, including events that are not necessarily related to the security or utility of the Ethereum blockchain, could similarly negatively impact the price of ether, and thereby the ether futures contracts held by the Ether Futures ETF.

DIGITAL ASSET REGULATORY RISK. Digital asset markets in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of ether futures contracts or an Ether Futures ETF’s shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of ether, mining activity, digital wallets, the provision of services related to trading and custodying digital assets, the operation of the Ethereum network, or the digital asset markets generally. Such occurrences could also impair an Ether Futures ETF’s ability to meet its investment objective pursuant to its investment strategy.

FUTURES CONTRACT RISK. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for an Ether Futures ETF to make daily cash payments to maintain its required margin, particularly at times when an Ether Futures ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling ether futures contracts may have a significant adverse impact on the performance of the Ether Futures ETF.

MARKET AND VOLATILITY RISK. The prices of ether and ether futures contracts have historically been highly volatile. The value of ether has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The value of an Ether Future ETF’s investments in ether futures contracts – and therefore the value of an investment in an Ether Futures ETF – could decline significantly and without warning, including to zero.

REVERSE REPURCHASE AGREEMENTS RISK. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that an Ether Futures ETF is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; an Ether Futures ETF may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which an Ether Futures ETF invested the proceeds of the reverse repurchase agreement.

TRADING HALT RISK. Trading in shares of an Ether Futures ETF on U.S. securities exchanges may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares of an Ether Futures ETF inadvisable. In addition, trading of shares of an Ether Futures ETF on securities exchanges is subject to trading halts caused by extraordinary market volatility pursuant to an exchange’s “circuit breaker” rules. Shares of an Ether Futures ETF may be at a higher risk of a trading halt due to the volatility of ether. In the event that shares of an Ether Futures ETF are subject to a trading halt, the Fund’s ability to pursue its principal investment strategy may be impaired and the Fund may be negatively affected.

SUBSIDIARY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands, under which certain Ether Futures ETFs and their wholly-owned Cayman subsidiaries are organized, respectively, could result in the inability of an Ether Futures ETF to operate as intended and could negatively affect an Ether Futures ETF and its shareholders (such as the Fund). An Ether Futures ETF’s Cayman subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act.

Roundhill Ether Covered Call Strategy ETF | ACTIVE MANAGEMENT RISK

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Roundhill Ether Covered Call Strategy ETF | ACTIVE MARKET RISK

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Roundhill Ether Covered Call Strategy ETF | ASSET CLASS RISK

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes. Additionally, an Ether Futures ETF, and the options that reference an Ether Futures ETF, could be significantly negatively affected in the event that other U.S. exchange-traded investment products were to become available that invest directly in ether, as opposed to providing exposure to ether through the use of futures contracts. An Ether Futures ETF could see its assets under management drop sharply and have the options that reference it become increasingly illiquid. Under such circumstances, the Adviser may evaluate other means by which the Fund’s investment objectives could be achieved.

Roundhill Ether Covered Call Strategy ETF | CLEARING MEMBER DEFAULT RISK

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Roundhill Ether Covered Call Strategy ETF | CONCENTRATION RISK

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to ether.

Roundhill Ether Covered Call Strategy ETF | COUNTERPARTY RISK

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Roundhill Ether Covered Call Strategy ETF | CREDIT RISK

CREDIT RISK. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Roundhill Ether Covered Call Strategy ETF | CYBERSECURITY RISK

CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Roundhill Ether Covered Call Strategy ETF | DEBT SECURITIES RISK

DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Roundhill Ether Covered Call Strategy ETF | DERIVATIVES RISK

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Roundhill Ether Covered Call Strategy ETF | DISTRIBUTION TAX RISK

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a monthly basis. These distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Roundhill Ether Covered Call Strategy ETF | ETF RISK

ETF RISK. The value of an ETF held by the Fund will fluctuate over time based on fluctuations in the values of the assets held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those assets. When the Fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, ETFs are subject to Active Market Risk, Operational Risk, Premium/Discount Risk and the Structural ETF Risks set forth below. Brokerage, tax and other expenses may negatively impact the performance of the ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

Roundhill Ether Covered Call Strategy ETF | FLEX OPTIONS RISK

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Roundhill Ether Covered Call Strategy ETF | INFLATION RISK

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

Roundhill Ether Covered Call Strategy ETF | INTEREST RATE RISK

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Roundhill Ether Covered Call Strategy ETF | LEGISLATION AND LITIGATION RISK

LEGISLATION AND LITIGATION RISK. Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund. From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests. In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares. Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

Roundhill Ether Covered Call Strategy ETF | LEVERAGE RISK

LEVERAGE RISK. While the Fund does not seek leveraged exposure to an Ether Futures ETF, the Fund seeks to achieve and maintain the exposure to the price of an Ether Futures ETF by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Roundhill Ether Covered Call Strategy ETF | MONEY MARKET INSTRUMENTS RISK

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Roundhill Ether Covered Call Strategy ETF | NEW FUND RISK

NEW FUND RISK. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Roundhill Ether Covered Call Strategy ETF | NON-DIVERSIFICATION RISK

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Roundhill Ether Covered Call Strategy ETF | OPERATIONAL RISK

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Roundhill Ether Covered Call Strategy ETF | SPECIAL TAX RISK

SPECIAL TAX RISK. The Fund intends to qualify as a “regulated investment company” or “RIC.” If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which may allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may lose its own status as a RIC if tax positions reflected by such options are large enough.

Roundhill Ether Covered Call Strategy ETF | STRUCTURAL ETF RISKS

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Roundhill Ether Covered Call Strategy ETF | U.S. GOVERNMENT SECURITIES RISK

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Roundhill Ether Covered Call Strategy ETF | VALUATION RISK

VALUATION RISK. The Fund or an Ether Futures ETF may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or an Ether Futures ETF could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or an Ether Futures ETF would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or an Ether Futures ETF at that time. The Fund’s or an Ether Futures ETF’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.